LEASE LIABILITIES - Amounts recognized in the consolidated statement of loss and comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASE LIABILITIES.
Amortization expense on right of use assets	€ 1,106	€ 806
Gain on lease modification	(105)
Interest expense on lease liabilities	112	123
Total amount recognized in the income statement	€ 1,113	€ 929